Stock-Based Compensation - Restricted Stock Unit Activity (Details) - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Restricted Stock Units (RSUs)
Restricted Stock Unit Activity
Beginning balance (in shares)	2,378,599	1,200,412
Granted (in shares)	1,169,733	2,271,672
Vested (in shares)	(506,473)	(793,552)
Forfeited (in shares)	(255,654)	(299,933)
Ending balance (in shares)	2,786,205	2,378,599
Weighted Average Fair Value at Grant Date (A$)
Beginning balance (in dollars per share)	$ 26.97	$ 27.83
Granted (in dollars per share)	43.20	26.12
Vested (in dollars per share)	30.88	25.17
Forfeited (in dollars per share)	25.63	28.46
Ending balance (in dollars per share)	$ 33.36	$ 26.97
Restricted Stock Units Service Vesting
Restricted Stock Unit Activity
Beginning balance (in shares)	1,136,526	414,675
Granted (in shares)	533,278	1,279,127
Vested (in shares)	(373,440)	(449,458)
Forfeited (in shares)	(68,712)	(107,818)
Ending balance (in shares)	1,227,652	1,136,526
Restricted Stock Units Performance Vesting
Restricted Stock Unit Activity
Beginning balance (in shares)	372,029	291,704
Granted (in shares)	176,624	268,009
Vested (in shares)	(90,452)	(87,307)
Forfeited (in shares)	(13,299)	(100,377)
Ending balance (in shares)	444,902	372,029
Restricted Stock Units (Market Condition)
Restricted Stock Unit Activity
Beginning balance (in shares)	870,044	494,033
Granted (in shares)	459,831	724,536
Vested (in shares)	(42,581)	(256,787)
Forfeited (in shares)	(173,643)	(91,738)
Ending balance (in shares)	1,113,651	870,044